Goodwill (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning balance, As of January 1	$ 527,614	$ 494,498
Acquisitions	85,994	32,401
Functional currency translation adjustments	(4,421)	715
Ending balance, As of December 31	609,187	527,614
Customer Interactions Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	214,805	191,027
Acquisitions	79,719	22,576
Functional currency translation adjustments	(3,934)	1,202
Ending balance, As of December 31	290,590	214,805
Security Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	52,129	42,039
Acquisitions	6,275	9,825
Functional currency translation adjustments	(426)	265
Ending balance, As of December 31	57,978	52,129
Financial Crime And Compliance Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	260,680	261,432
Functional currency translation adjustments	(61)	(752)
Ending balance, As of December 31	$ 260,619	$ 260,680